CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net loss	$ (137,759)	$ (42,976)	$ (108,240)
Other comprehensive income (loss) before tax:
Foreign currency translation adjustments	4,017	(6,146)	38
Unrealized income (loss) on foreign currency cash flow hedge	(107)	(418)	764
Unrealized income on available for sale marketable securities	0	0	100
Income tax (expense) benefit related to components of other comprehensive income (loss)	(3)	(11)	212
Total other comprehensive income (loss), net of tax	3,907	(6,575)	1,114
Comprehensive loss	(133,852)	(49,551)	(107,126)
Less - comprehensive loss attributable to non-controlling interest	381	251	646
Comprehensive loss attributable to controlling interest	$ (133,471)	$ (49,300)	$ (106,480)